Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Share Options

The fair value of share options was estimated using the following significant assumptions:

	Granted in 2018	Granted in 2019
Risk-free interest rate	2.42%	1.60%-2.60%
Volatility	34.00%	35.66%-37.98%
Dividend yield	-	2.5%
Life of option	6 years	6 years

Summary of Share Option Activity Under Option Plans

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		USD	Years	USD
Share options outstanding at December 31, 2019	1,022,000	12.28	3.96	-
Granted	-	N/A
Exercised	-	N/A
Forfeited	(14,000)	12.57
Expired	(17,000)	12.00
Share options outstanding at December 31, 2020	991,000	12.27	3.13	1,257,200
Vested and expected to vest at December 31, 2020	991,000	12.27	3.13	1,257,200
Exercisable as of December 31, 2020	497,750	12.27	3.12	631,750